Description of Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
LGL Systems Acquisition Corp [Member]
Financing Receivable, Impaired [Line Items]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
LGL Systems Acquisition Corp. (the “Company” or “LGL”) was incorporated in Delaware on April 30, 2019. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or similar business combination with one or more businesses or entities (the “Business Combination”). The Company was originally formed in Delaware under the name MTRON Systems Acquisition Corp. On August 19, 2019, the Company changed its name to LGL Systems Acquisition Corp. On March 12, 2021, LGL Systems Merger Sub Inc. (“Merger Sub”), a wholly owned subsidiary of the Company formed solely for the purpose of effectuating a Business Combination, was incorporated under the laws of Delaware.
Although the Company is not limited to a particular industry or sector for purposes of consummating a Business Combination, the Company has focused its search on companies in the defense, aerospace and communications industries. On March 15, 2021, the Company entered into a definitive merger agreement for a Business Combination with IronNet Cybersecurity, Inc. (“IronNet”), which provides a suite of technologies that utilize real-time threat assessment and updates, behavioral modeling, big data analytics, and proactive threat detection and response capabilities as well as consulting services and training programs to protect against current and emerging cyber-threats. See Note 9 for further details regarding the merger agreement. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of June 30, 2021, the Company had not commenced any operations. All activity through June 30, 2021 relates to the Company’s formation, the initial public offering (“Initial Public Offering”) and simultaneous private sale of warrants (“Private Warrants”), which is described below, and the Company’s search for a target for a Business Combination and the undertaking of related due diligence and negotiations. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating
income in the form of interest income from the proceeds derived from the Initial Public Offering.
The registration statements for the Company’s Initial Public Offering were declared effective on November 6, 2019. On November 12, 2019, the Company consummated the Initial Public Offering of 17,250,000 units (the “Units” and, with respect to the shares of common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, which includes the full exercise by the underwriters of the over-allotment option to purchase an additional 2,250,000 Units, generating gross proceeds of $172,500,000, which is described in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 5,200,000 Private Warrants at a price of $1.00 per Private Warrant in a private placement to LGL Systems Acquisition Holding Company, LLC (the “sponsor”), generating gross proceeds of $5,200,000, which is described in Note 4.
Transaction costs amounted to $9,971,662, consisting of $3,450,000 of underwriting fees, $6,037,500 of deferred underwriting fees and $484,162 of other offering costs. As of June 30, 2021, cash of $471,185 was held outside of the Trust Account (as defined below) and is available for working capital purposes.
Following the closing of the Initial Public Offering on November 12, 2019, an amount of $172,500,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Warrants was placed in a trust account (the “Trust Account”) located in the United States, which was invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule
2a-7
of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete a Business Combination having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding taxes payable on income earned on the Trust Account and deferred underwriting commissions) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
The Company will provide its holders of the outstanding Public Shares (the “public stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account ($10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants, including the Private Warrants. The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon such consummation of a Business Combination and, solely if the Company seeks stockholder approval, a majority of the shares of the applicable classes are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Company’s sponsor has agreed to vote the Founder Shares (as defined in Note 5) and any Public Shares purchased after the Initial Public Offering in favor of approving a Business Combination and not to redeem any shares in connection with a stockholder vote to approve a Business Combination or sell any shares to the Company in a tender offer in connection with a Business Combination. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or do not vote at all.
Notwithstanding the foregoing, if the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Certificate of
Incorporation will provide that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group”, will be restricted from redeeming its shares with respect to more than an aggregate of 20% or more of the Public Shares, without the prior consent of the Company.
The sponsor has agreed (a) to waive its redemption rights with respect to its Founder Shares and Public Shares held by it in connection with the completion of a Business Combination or an amendment to the Company’s Certificate of Incorporation described below, (b) to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares if the Company fails to consummate a Business Combination, and (c) not to propose an amendment to the Company’s Certificate of Incorporation to modify a public stockholders’ ability to convert or sell their shares to the Company in connection with a Business Combination or affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination within the required time period, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.
The Company will have until November 12, 2021 (or such later date as may be approved by stockholders in an amendment to the Amended and Restated Certificate of Incorporation) to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay franchise and income taxes and net of up to $50,000 of interest available to be used for liquidation expenses, divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.
In order to protect the amounts held in the Trust Account, the sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the trust account as of the date of the liquidation of the trust account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, except as to any claims by a third party who executed an agreement with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Going Concern Consideration
In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic
205-40
“Presentation of Financial Statements – Going Concern,”, the Company reviewed its liquidity needs. At June 30, 2021, the Company had $471,185 in cash and a working capital deficit of $1,602,681. The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. Although we expect the merger with IronNet along with the proceeds of the PIPE transaction, both summarized in Note 9, to be consummated, it is not yet completed. Further, assuming the merger is consummated, the operations of the Company will include the operations of IronNet. Historically, IronNet has sustained operating losses and has had negative cash outflows from operating activities. IronNet completed its latest investment fund raising round in 2021, securing a total of approximately $68 million in new capital to further fund its operations. Nevertheless, IronNet has incurred and expects to continue to incur significant costs in pursuit of its next round of financing in 2022. IronNet management plans to address this need for capital through that round of financing. Though IronNet has had prior success in raising capital on favorable terms in its previous three rounds, it cannot be assured that its plans to raise capital will be successful. Management has determined that the Company’s working capital deficit and expected future costs and the financial condition of IronNet raise substantial about the Company’s ability to continue as a going concern. Management expects that the planned merger with IronNet along with the proceeds of the PIPE transaction, will address some of this uncertainty. The condensed consolidated financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.
Nasdaq Notification and Transfer of Listing
On December 20, 2019, the Company received a notice from the Listing Qualifications Staff (the “Staff”) of The Nasdaq Stock Market (“Nasdaq”) indicating that, based upon the Staff’s determination, the Class A common stock contained in the Company’s Units did not satisfy the minimum 300 round lot holders requirement for the listing of its units on The Nasdaq Capital Market, as set forth in the initial listing requirements of Nasdaq Listing Rule 5505(a)(3), or the minimum 300 public holders required for continued listing, as set forth in the continued listing requirements of Rule 5550(a)(3).
The Company appealed the delisting letter to the Nasdaq Hearings Panel (“Panel”) and on February 12, 2020, the Panel issued its decision (“Decision”) to grant the Company’s request for continued listing, based on its finding that the Company has met the requirements for listing on Nasdaq.
Notwithstanding the foregoing, effective March 13, 2020, the Company transferred the listing of its securities to the New York Stock Exchange (“NYSE”). The units, Class A common stock and warrants are now listed on the NYSE under the symbols “DFNS.U,” “DFNS” and “DFNS WS,” respectively.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
LGL Systems Acquisition Corp. (the “Company” or “LGL”) was incorporated in Delaware on April 30, 2019. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or similar business combination with one or more businesses or entities (the “Business Combination”). The Company was originally formed in Delaware under the name MTRON Systems Acquisition Corp. On August 19, 2019, the Company changed its name to LGL Systems Acquisition Corp.
Although the Company is not limited to a particular industry or sector for purposes of consummating a Business Combination, the Company intends to focus its search on companies in the defense, aerospace and communications industries. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of December 31, 2020, the Company had not commenced any operations. All activity since inception relates to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, and identifying a target for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating
income in the form of interest income from the proceeds derived from the Initial Public Offering.
The registration statements for the Company’s Initial Public Offering were declared effective on November 6, 2019. On November 12, 2019, the Company consummated the Initial Public Offering of 17,250,000 units (the “Units” and, with respect to the shares of common stock included in the Units sold, the “Public shares”), at $10.00 per Unit, which includes the full exercise by the underwriters of the over-allotment option to purchase an additional 2,250,000 Units, generating gross proceeds of $172,500,000, which is described in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 5,200,000 warrants (the “private warrants”) at a price of $1.00 per private warrant in a private placement to LGL Systems Acquisition Holding Company, LLC (the “sponsor”), generating gross proceeds of $5,200,000, which is described in Note 4.
Transaction costs amounted to $9,971,662, consisting of $3,450,000 of underwriting fees, $6,037,500 of deferred underwriting fees and $484,162 of other offering costs. As of December 31, 2020, $789,497 of cash is held outside of the Trust Account (as defined below) and is available for working capital purposes.
Following the closing of the Initial Public Offering on November 12, 2019, an amount of $172,500,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the private warrants was placed in a trust account (the “Trust Account”) located in the United States, which was invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule
2a-7
of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the private warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete a Business Combination having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding taxes payable on income earned on the Trust Account and deferred underwriting commissions) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
The Company will provide its holders of the outstanding Public shares (the “public stockholders”) with the opportunity to redeem all or a portion of their Public shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their Public shares for a pro rata portion of the amount then in the Trust Account (initially $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants, including the private warrants. The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, solely if the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Company’s sponsor has agreed to vote the Founder Shares (as defined in Note 5) and any Public shares purchased after the Initial Public Offering in favor of approving a Business Combination and not to convert any shares in connection with a stockholder vote to approve a Business Combination or sell any shares to the Company in a tender offer in connection with a Business Combination. Additionally, each public stockholder may elect to redeem their Public shares irrespective of whether they vote for or against the proposed transaction or do not vote at all.
Notwithstanding the foregoing, if the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Certificate of Incorporation will provide that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group”, will be restricted from redeeming its shares with respect to more than an aggregate of 20% or more of the Public shares, without the prior consent of the Company.
The sponsor has agreed (a) to waive its redemption rights with respect to its Founder Shares and Public shares held by it in connection with the completion of a Business Combination or an amendment to the Company’s Certificate of Incorporation described below, (b) to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares if the Company fails to consummate a Business Combination, and (c) not to propose an amendment to the Company’s Certificate of Incorporation to modify a public stockholders’ ability to convert or sell their shares to the Company in connection with a Business Combination or affect the substance or timing of the Company’s obligation to redeem 100% of its Public shares if the Company does not complete a Business Combination within the required time period, unless the Company provides the public stockholders with the opportunity to redeem their Public shares in conjunction with any such amendment.
The Company will have until November 12, 2021 (or such later date as may be approved by stockholders in an amendment to the Amended and Restated Certificate of Incorporation) to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay franchise and income taxes and net of up to $50,000 of interest available to be used for liquidation expenses, divided by the number of then outstanding Public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.
In order to protect the amounts held in the Trust Account, the sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the trust account as of the date of the liquidation of the trust account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, except as to any claims by a third party who executed an agreement with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Nasdaq Notification and Transfer of Listing
On December 20, 2019, the Company received a notice from the Listing Qualifications Staff (the “Staff”) of The Nasdaq Stock Market (“Nasdaq”) indicating that, based upon the Staff’s determination, the Class A common stock contained in the Company’s units did not satisfy the minimum 300 round lot holders requirement for the listing of its units on The Nasdaq Capital Market, as set forth in the initial listing requirements of Nasdaq Listing Rule 5505(a)(3), or the minimum 300 public holders required for continued listing, as set forth in the continued listing requirements of Rule 5550(a)(3).
The Company appealed the delisting letter to the Nasdaq Hearings Panel (“Panel”) and on February 12, 2020, the Panel issued its decision (“Decision”) to grant the Company’s request for continued listing, based on its finding that the Company had met the requirements for listing on Nasdaq.
Notwithstanding the foregoing, effective March 13, 2020, the Company transferred the listing of its securities to the New York Stock Exchange (“NYSE”). The units, Class A common stock and warrants are now listed on the NYSE under the symbols “DFNS.U,” “DFNS” and “DFNS WS,” respectively.